Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
DuPont Capital Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DCMEX
DuPont Capital Emerging Markets Debt Fund | Class I
Prospectus:
Trading Symbol	DCDEX
EIC Value Fund | Class A
Prospectus:
Trading Symbol	EICVX
EIC Value Fund | Class C
Prospectus:
Trading Symbol	EICCX
EIC Value Fund | Retail Class
Prospectus:
Trading Symbol	EICRX
EIC Value Fund | Institutional Class
Prospectus:
Trading Symbol	EICIX
Estabrook Investment Grade Fixed Income Fund | Class A
Prospectus:
Trading Symbol	EEFAX
Estabrook Investment Grade Fixed Income Fund | Class C
Prospectus:
Trading Symbol	EEFCX
Estabrook Investment Grade Fixed Income Fund | Class I
Prospectus:
Trading Symbol	EEFIX
Estabrook Investment Grade Fixed Income Fund | Class R
Prospectus:
Trading Symbol	EEFRX
Insight Investment Grade Bond Fund | Institutional
Prospectus:
Trading Symbol	CWBIX
Insight Investment Grade Bond Fund | Class A
Prospectus:
Trading Symbol	CWBNX
Insight Investment Grade Bond Fund | Class C
Prospectus:
Trading Symbol	CIGTX
Lateef Fund | Class A
Prospectus:
Trading Symbol	LIMAX
Lateef Fund | Class C
Prospectus:
Trading Symbol	LIMCX
Lateef Fund | Class I
Prospectus:
Trading Symbol	LIMIX
Mount Lucas U.S. Focused Equity Fund | Class I
Prospectus:
Trading Symbol	BMLEX
Pacific Capital Tax-Free Securities Fund | Class Y
Prospectus:
Trading Symbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Prospectus:
Trading Symbol	PTFSX
Polen Growth Fund | Investor Class
Prospectus:
Trading Symbol	POLRX
Polen Growth Fund | Institutional Class
Prospectus:
Trading Symbol	POLIX
Polen Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	PGIRX
Polen Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	PGIIX
Polen International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	POIIX
Polen International Growth Fund | Investor Class
Prospectus:
Trading Symbol	POIRX
Private Capital Management Value Fund | Class A
Prospectus:
Trading Symbol	VFPAX
Private Capital Management Value Fund | Class I
Prospectus:
Trading Symbol	VFPIX
Quality Dividend Fund | Class A
Prospectus:
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Prospectus:
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	QDVIX
Skybridge Dividend Value Fund | Class A Shares
Prospectus:
Trading Symbol	SKYAX
Skybridge Dividend Value Fund | Class C Shares
Prospectus:
Trading Symbol	SKYCX
Skybridge Dividend Value Fund | Class I Shares
Prospectus:
Trading Symbol	SKYIX